Summary of significant accounting policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”).
References to the Accounting Standard Codification (“ASC”) and Accounting Standard Updates (“ASU”) included hereinafter refer to the Accounting Standards Codification and Updates issued by the Financial Accounting Standards Board (“FASB”) as the source of authoritative U.S. GAAP. The accompanying consolidated financial statements include the accounts of the Company and the accounts of the Company’s wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities as of the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.
Actual results could differ from the estimates made by management. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.
Significant items subject to such estimates and assumptions include, but are not limited to, reserves for incurred but not reported claims, the useful lives of property and equipment, accrued net premiums written from Third-Party Agent (as defined in “Management’s Discussion and Analysis of Financial Condition and Results of Operations”) referrals, the fair value measurement of investments, the valuations of stock-based compensation arrangements and the Sponsor Covered Shares liability (as defined below).
Cash and cash equivalents and restricted cash
Cash and cash equivalents include cash on hand and on deposit at banking institutions as well as all highly liquid short-term investments with original maturities of 90 days or less. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.
As of December 31, 2021 and 2020, the Company had restricted cash of $4.1 million and $0.1 million, respectively, including deposits in several states pledged in accordance with the applicable state insurance regulations, and certain collateral requirements in connection with leases for office space.
Investments
Fixed maturity securities
The Company evaluates its investments in debt securities with unrealized losses on a quarterly basis for potential other-than-temporary impairments in value. If the Company intends to sell a security in an unrealized loss position or determines that it is more likely than not that the Company will be required to sell a security before it recovers its amortized cost basis, the security is other-than-temporarily impaired and it is written down to fair value with all losses recognized in net income. As of December 31, 2021, the Company did not intend to sell any debt securities in an unrealized loss position, and it is not more likely than not that the Company will be required to sell any debt securities before recovery of their amortized cost basis.
If the Company does not expect to recover the amortized cost basis of a debt security with declines in fair value (even if the Company does not intend to sell the debt security and it is not more likely than not that the Company will be required to sell the debt security), the loss is considered an other-than-temporary impairment loss and the credit portion of the loss (“credit loss”) is recognized in net income and the non-credit portion is recognized in other comprehensive income, net of tax. The credit loss is the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the debt security. The cash flows expected to be collected are discounted at the rate implicit in the security immediately prior to the recognition of the other-than-temporary impairment.
Expected future cash flows for debt securities are based on qualitative and quantitative factors specific to each security, including the probability of default and the estimated timing and amount of recovery. The detailed inputs used to project expected future cash flows may be different depending on the nature of the individual debt security.
As a result of its security-level review, the Company did not recognize any other-than-temporary impairment losses considered to be credit related for the years ended December 31, 2021, 2020 and 2019.
Investment securities classified as held-to-maturity are carried at amortized cost because they are purchased with the intent and ability to be held to maturity. The Company also holds restricted investments which are treated as held-to-maturity debt securities. Restricted investments consist of United States Treasuries with maturities of 24 months or less. These restricted investments are kept on deposit in several states and are pledged to the appropriate insurance regulators, in accordance with regulations in each state, for the duration of the time the Company does business in those states.
Debt securities are classified as available-for-sale unless they are classified as held-to-maturity or trading. Available-for-sale debt securities are recorded at fair value. Any unrealized holding gains or losses on available-for-
sale debt securities are reported as accumulated other comprehensive gain or loss, which is a separate component of stockholders’ equity, net of tax, until realized.
Mortgage loans
Investments in mortgage loans are long-term investments and carried at the principal balance outstanding, net of charge-offs, unamortized purchase premiums and discounts, and deferred loan fees and costs, as applicable. Mortgage loans are held for investment as management has the intent and ability to hold these loans for the foreseeable future, or until maturity or payoff.
Equity securities
Equity securities are recorded at fair value based upon a quoted market price reported on recognized securities exchanges on the last business day of the year. Any change in unrealized holding gains or losses on equity securities are reported as a component of net income.
Fair value measurements
ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”) establishes a fair value hierarchy that prioritizes and ranks the level of observability of inputs used to measure investments at fair value. The observability of inputs is impacted by a number of factors, including the type of investment, characteristics specific to the investment, market conditions and other factors. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy under ASC 820 are as follows:
Level 1 Quoted prices (unadjusted) in active markets for identical investments at the measurement date are used.
Level 2 Pricing inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 pricing inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3 Pricing inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. The inputs used in determination of fair value require significant judgment and estimation.
When fair value inputs fall within different levels of the fair value hierarchy, the level in the fair value hierarchy within which the asset or liability is categorized in its entirety is determined based on the lowest level input that is significant to the asset or liability. Assessing the significance of a particular input to the valuation of an asset or liability in its entirety requires judgment and considers factors specific to the asset or liability. The categorization of an asset or liability within the hierarchy is based upon the pricing transparency of the asset or liability and does not necessarily correspond to the perceived risk of that asset or liability.
Cash and cash equivalents, restricted cash, receivables, prepaid expenses and other assets, accounts payable, and accrued expenses and other liabilities approximate fair value and are therefore excluded from the leveling table seen in Note 4. The cost basis is determined to approximate fair value due to the short-term duration of the financial instruments. The Company’s loan from a related party (see Note 10 for additional information), had a variable interest rate consisting of U.S. one-month LIBOR plus a spread based on our credit profile. The Company’s credit profile had not changed from the issuance of its loan from a related party through the full repayment of the loan in January 2021. As a result, as of December 31, 2020, the Company considered the carrying value of the loan from a related party to approximate fair value.
Receivables, net
Receivables are generally due within thirty to ninety days and are recorded net of an allowance for doubtful accounts. Our receivables represent premiums, escrow and related fees due to us as a result of the closing of real estate transactions. The Company determines the allowance for doubtful accounts by considering a number of factors, including the length of time receivables are past due, previous loss history and a specific customer’s ability to pay its obligations to the Company. Amounts deemed uncollectible are expensed in the period in which such determination is made. As of December 31, 2021 and 2020, the allowance for doubtful accounts was $1.1 million and $0.5 million, respectively.
Fixed assets, net
Fixed assets, net, consists of internally developed software, furniture, computers, acquired software and equipment, and is recorded at cost less accumulated depreciation. Depreciation expense is computed using the straight-line method over the estimated useful life of each asset. Repair and maintenance costs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying amounts may not be recoverable.
The following table summarizes the range of useful lives assigned to fixed assets, by asset class:

Useful lives:
Leasehold improvements	Shorter of the lease term or useful life of the asset
Furniture and equipment	Five years
Computer equipment	Three years
Acquired software	Three to eight years
Internally developed software	Five years
Internally developed or acquired software
Technology and software are acquired or developed for internal use and for use with the Company’s products. Internally developed software and acquired software are amortized over its estimated useful life or, in the case of cloud-based technology, the shorter of its estimated useful life or contract life, and ranges from three to eight years using the straight-line method. Technology development costs, which include certain payroll-related costs of employees directly associated with developing technology and software in addition to incremental payments to third parties, are capitalized from the time technological feasibility is established until the software is ready for use. Capitalized internally developed software and acquired software development costs for the years ended December 31, 2021 and 2020 are included in fixed assets, net in the consolidated balance sheets.
Title plants
Title plants are carried at cost, with costs incurred to maintain, update and operate title plants expensed as incurred. Because properly maintained title plants have indefinite lives and do not diminish in value with the passage of time, no provision has been made for depreciation or amortization. The Company analyzes the title plants for impairment when events or circumstances indicate that the carrying amount may not be recoverable. This analysis includes, but is not limited to, the effects of obsolescence, duplication, demand and other economic factors. There were no impairments of title plants for the years ended December 31, 2021, 2020 and 2019. In February 2020, we sold a title plant for a total sale price of $3.2 million, including a realized gain of $0.2 million.
Goodwill
Goodwill represents the excess of the acquisition price over the fair value of assets acquired and liabilities assumed in a business combination. Goodwill is assigned to one or more reporting units on the date of acquisition. We review our goodwill for impairment annually on October 1 of each year and between annual tests if events or circumstances arise that would more likely than not reduce the fair value of any one of our reporting units below its respective carrying amount. In performing our annual goodwill impairment test, we first perform a qualitative assessment, which requires that we consider macroeconomic conditions, industry and market considerations, cost factors, overall financial performance, changes in management or key personnel, changes in strategy, changes in customers, changes in the composition or carrying amount of a reporting unit or other factors that have the potential to impact fair value. If, after assessing the totality of events and circumstances, we determine that it is more likely than not that the fair values of our reporting units are greater than the carrying amounts, then the quantitative goodwill impairment test is not performed.
We completed our annual goodwill impairment test on October 1, 2021. We determined, after performing a qualitative review of each reporting unit, that more likely than not the fair value of each of our reporting units exceeds the respective carrying amounts. Accordingly, there was no indication of impairment and the quantitative goodwill impairment test was not performed. We did not identify any events or changes in circumstances since the performance of our annual goodwill impairment test that would require us to perform another goodwill impairment test during the year.
Trade names
The intangible asset values of the Company’s trade names were determined in the North American Title Acquisition, and were assigned a useful life of seven years. The Company’s finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, and intangibles are also evaluated periodically to determine their remaining useful life. In 2020, the Company determined that there would be a change in the Company’s use of the acquired trade names in the second quarter of 2021. The Company determined that the change in use was not related to the value of the trade names, but to changes in business strategy, and did not result in an impairment. However, the Company changed its estimates of the useful lives of the acquired trade names to better reflect the estimated periods during which these trade names will remain in service. The estimated useful life of the trade names was revised such that the trade names were fully amortized by June 30, 2021. The result of this change in estimate is an increase to 2020 amortization expense of $1.5 million. The amortization expense recorded for the Company’s trade names was $2.7 million, $2.3 million, and $0.8 million in 2021, 2020 and 2019, respectively.
Trade names consists of the following:

	December 31
	2021	2020
Trade names	$—	$5,871
Accumulated amortization	—	(3,187)
Total trade names, net	$—	$2,684
Revenue recognition
Net premiums written
Insurance premiums on title insurance policies issued directly by the Company through instant and traditional underwriting through our captive title agents and agencies (“Direct Agents”) are recognized on the closing of the underlying transaction, in accordance with ASC Topic 944, Financial Services - Insurance (ASC 944), as substantially all of the services associated with the insurance contract have been rendered at that point in time. Insurance premiums on title insurance policies issued by Third-Party Agents are recognized gross of premiums retained by Third-Party Agents when notice of issuance is received from the Third-Party Agents, which is generally when cash payment is received.
In addition, we estimate and accrue for revenues on policies sold but not reported by Third-Party Agents as of the relevant balance sheet closing date. This accrual is based on historical transactional volume data for title insurance policies that have closed and were not reported before the relevant balance sheet closing, as well as trends in our operations and in the title and housing industries. There could be variability in the amount of this accrual from period to period and amounts subsequently reported to us by Third-Party Agents may differ from the estimated accrual recorded in the preceding period. If the amount of revenue subsequently reported to us by Third-Party
Agents is higher or lower than our estimate, we record the difference in revenue in the period in which it is reported. For the years ended December 31, 2021 and 2020, the time lag between the closing of transactions by Third-Party Agents and the reporting of policies, or premiums from policies issued by Third-Party Agents to us has been approximately three months.
Escrow, other title-related fees and other
ASU 2014-09, Revenue from Contracts with Customers (ASC 606) requires that an entity recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Escrow fees and other title-related fees are primarily associated with managing the closing of real estate transactions, including the processing of funds on behalf of the transaction participants, gathering and recording the required closing documents, providing notary and other real estate or title-related activities. The transfer of services for the escrow and other title-related fees are satisfied at the closing of the real estate transaction. Therefore, revenues related to escrow and other title-related fees are recognized at the closing date of the real estate transaction. We also earn a fee for placing and binding title insurance policies with third-party underwriters. In some situations, we act as an agent to place and bind title insurance policies in transactions that involve third-party underwriters in exchange for a fee. This fee is recognized as revenue on the effective date of the policy, which is the closing date of the real estate transaction. It is included in “Escrow, other title-related fees and other” revenue line item in the consolidated statements of operations.
Reinsurance
The Company utilizes excess of loss and quota share reinsurance programs to limit its maximum loss exposure by reinsuring certain risks with other insurers. Reinsurance agreements transfer portions of the underlying risk of the business the Company writes. The Company remains primarily liable to the insured whether or not the reinsurer is able to meet its contractual obligations. However, the reinsurance contract does permit the Company to recover certain incurred losses from its reinsurers, and reinsurance recoveries reduce the maximum loss that the Company may incur as a result of a covered loss event.
The Company has two reinsurance treaties: the Excess of Loss Treaty and the Quota Share Treaty. Under the Excess of Loss Treaty, we cede liability over $15.0 million on all files. Excess of loss reinsurance coverage protects the Company from a large loss from a single loss occurrence. The Excess of Loss Treaty provides for ceding liability above the retention of $15.0 million for all policies up to a liability cap of $500.0 million.
Under the Quota Share Treaty, during 2020 and 2019, the Company ceded 100% of its instant underwriting policies. During the period from January 1, 2021 to February 23, 2021 the Company also ceded 100% of its instant underwriting policies. Effective February 24, 2021 and forward, the Company cedes 25% of the written premium on its instantly underwritten policies.
Payments and recoveries on reinsured losses for the Company’s title insurance business were immaterial during the years ended December 31, 2021, 2020 and 2019.
Ceding commission from reinsurance transactions are presented as revenue within the “Escrow, other title-related fees and other” revenue line item in the consolidated statements of operations.
Total premiums ceded in connection with reinsurance are netted against the written premiums in the consolidated statements of operations. Gross premiums written and ceded premiums are as follows:

	Year ended December 31
	2021	2020	2019
Gross premiums written	$482,232	$349,636	$294,159
Ceded premiums	(6,880)	(4,028)	(1,452)
Net premiums written	$475,352	$345,608	$292,707
Percentage of amount assumed to net	98.6%	98.8%	99.5%
Liability for loss and loss adjustment expenses
Our liability for loss and loss adjustment expenses include reserves for known claims as well as reserves for incurred but not reported (“IBNR”) claims. Each known claim is reserved based on our review of the estimated amount of the claim and the costs required to settle the claim. Reserves for IBNR are estimates that are established at the time the premium revenue is recognized and are based upon historical experience and other factors, including industry trends, claim loss history, legal environment, geographic considerations, and the types of title insurance policies written.
The liability for loss and loss adjustment expenses also includes reserves for losses arising from closing and disbursement functions due to fraud or operational error. These reserves are intended to provide for closing errors when we are acting as the escrow company such as, disbursing to the wrong party, paying the wrong lender, improperly allocating funds or relying on third-party fraudulent documents in closing transactions.
If a loss compensable under a title insurance policy is caused by an act or omission committed by a Third-Party Agent, the Company may seek contribution or reimbursement from the Third-Party Agent. In any event, the Company may proceed against any party who is responsible for any loss under the title insurance policy under rights of subrogation.
Income taxes
Under ASC 740, Income Taxes (“ASC 740”), deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period of the enactment date. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized.
ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2021, and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
Stock compensation expense
The Company recognizes stock-based compensation expense in accordance with the provisions of ASC 718, Compensation - Stock Compensation, (“ASC 718”). ASC 718 requires the measurement and recognition of stock-based compensation expense for all stock-based awards issued to employees and directors based on estimated fair values at the grant date. The Company measures the grant date fair value of stock options using the Black-Scholes option-pricing model. Stock-based compensation expense arising from stock options is recorded on a straight-line basis over the vesting period of each grant. Forfeitures are accounted for as incurred.
For restricted stock awards (“RSAs”) and performance stock awards (“PSAs”) awarded in consideration of services rendered by employees and non-employees, the Company recognizes compensation expense in accordance with the requirements of ASC 718 and ASU 2018-07, Improvements to Nonemployee Share-Based Payment Accounting, respectively. The Company measures the fair value of RSAs and PSAs using the fair market value of the underlying common stock at the grant date. PSAs are measured on the probable outcome of the performance conditions applicable to each grant. Stock-based compensation expense arising from RSAs and PSAs is recorded on a straight-line basis over the vesting period of each grant. Forfeitures are accounted for as incurred.
Public Warrants and Private Placement Warrants
As a result of the Business Combination, the Company assumed the Public Warrants (as defined in Note 3) and the Private Placement Warrants (as defined in Note 3) (collectively, the “Warrants”) as of the Closing Date. The Warrants meet the definition of derivatives as contemplated in Derivatives and Hedging (“ASC 815”). As such, the Warrants were recorded as liabilities on the balance sheet at fair value upon the consummation of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statements of operations at each reporting period.
Sponsor Covered Shares and Seller Earnout Shares
Immediately after the Closing Date, certain common stock held by the Sponsor (as defined in Note 3) became subject to vesting, contingent upon the price of Doma’s common stock, par value $0.0001 (“common stock”) exceeding certain thresholds (the “Sponsor Covered Shares”). The Sponsor Covered Shares are accounted for as a derivative due to the settlement adjustments upon change in control transactions that are not deemed to be indexed to our common stock. As such, the Sponsor Covered Shares were recorded as liabilities on the balance sheet at fair value upon the consummation of the Business Combination, with subsequent changes in their respective fair values recognized in the consolidated statements of operations at each reporting period.
Also following the Closing Date, equity holders of Old Doma prior to the Business Combination (the “Sellers”) have the right to receive an additional number of shares contingent on the price of our common stock. The Seller Earnout Shares (as defined in Note 3) are treated as an equity classified contract because all settlement scenarios, including those under fundamental change events, are indexed to our common stock (see Note 3 for additional information).
Unless otherwise noted, share counts of our common stock provided in these consolidated financial statements included in this prospectus exclude both the Sponsor Covered Shares and the Seller Earnout Shares.
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions and our investment portfolio. The Company has not experienced losses on the cash accounts and management believes the Company is not exposed to significant risks on such accounts.
Additionally, we manage the exposure to credit risk in our investment portfolio by investing in high quality securities and diversifying our holdings. Our investment portfolio is comprised of corporate debt, certificates of deposit, single-family residential mortgage loans, U.S. government agency obligations and U.S. Treasuries.
Advertising costs
Advertising costs, which include promotional expenses, are expensed as incurred. Advertising expenses were $6.2 million, $3.1 million, and $2.7 million for the years ended December 31, 2021, 2020, and 2019, respectively, and are included in other operating expenses in the accompanying consolidated statements of operations.
Earnings per share
The Company uses the two-class method to calculate basic net loss per share and apply the more dilutive of the two-class method, treasury stock method or if-converted method to calculate diluted net loss per share. Undistributed earnings for each period are allocated to participating securities, including preferred shares for applicable periods, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. Losses are not allocated to participating securities as they do not have a contractual obligation to share in losses.
The more dilutive of the two-class method and the if-converted method is used to calculate the dilutive impact of the preferred shares. The treasury stock method is utilized to calculate the dilutive impact of the outstanding warrants, RSAs, PSAs and options and the if-converted method is utilized for the Company’s convertible notes.
For the years ended December 31, 2021, 2020 and 2019, any preferred shares, stock options, warrants, RSAs, and PSAs were anti-dilutive, therefore, were excluded from the computation of diluted earnings per share.
Basic and diluted earnings per share attributable to the Company’s common stock for the years ended December 31, 2021, 2020 and 2019 was calculated using weighted average common shares outstanding.
Risk and uncertainties
The COVID-19 global pandemic has caused national and global economic and financial market disruptions. On the onset of the pandemic, the Company braced and anticipated uncertain disruption to our business. The Company continues to monitor and react to business disruptions caused by the pandemic but we cannot predict with certainty the duration of the pandemic or its impact on the Company’s financial condition and results of operations, as well as business operations and workforce.
Emerging Growth Company and Smaller Reporting Company
Subsequent to the Business Combination described in Note 3, the Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
Additionally, subsequent to the Business Combination described in Note 3, the Company is a “smaller reporting company” as defined in Item 10(f)(1) of Regulation S-K. Smaller reporting companies may take advantage of certain reduced disclosure obligations, including, among other things, providing only two years of audited financial statements.
Recently issued and adopted accounting pronouncements
In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350), simplifying Accounting for Goodwill Impairment (“ASU 2017-04”). ASU 2017-04 removes the requirement to perform a hypothetical purchase price allocation to measure goodwill impairment. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The Company early adopted this update as of January 1, 2020 with no material impact on the Company’s financial position and results of operations.
Recently issued but not adopted accounting pronouncements
In June 2016, the FASB issued ASU No. 2016-13 Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (Topic 326). The amendments in this and the related ASUs introduce broad changes to accounting for credit impairment of financial instruments. The primary updates include the introduction of a new current expected credit loss (“CECL”) model that is based on expected rather than incurred losses and amendments to the accounting for impairment of held-to-maturity securities and available for sale securities. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, the amendment is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The adoption of this new guidance on January 1, 2022 is not expected to be material to the consolidated financial statements.
In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”), which provides guidance for accounting for leases. ASU 2016-02 requires lessees to classify leases as either finance or operating leases and to record a right-of-use asset and a lease liability for all leases with a term greater than 12 months regardless of the lease classification. The lease classification will determine whether the lease expense is recognized based on an effective interest rate method or on a straight-line basis over the term of the lease. The amendments in this update are effective for public entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. In June 2020, the FASB issued ASU 2020-05, Revenue From Contracts With Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which extended the adoption date of ASU 2016-02 for all other entities. Under ASU 2020-05, the effective date for adoption of ASU 2016-02 is fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Accounting for lessors remains largely unchanged from current U.S. GAAP. We adopted this new guidance on January 1, 2022 under a modified retrospective transition approach using the cumulative-effect adjustment transition method approved by the FASB, and we elected the package of practical expedients. The Company did not adopt the hindsight practical expedient as of January 1, 2022. See Note 15 to these 2021 consolidated financial statements for details on our current lease arrangements, the amounts of which represent the future undiscounted commitments. The Company will recognize lease liabilities of $24.4 million and corresponding right-of-use assets of $23.8 million in our consolidated balance sheet on January 1, 2022. The Company does not anticipate that the new standard will have a significant impact on the consolidated statements of operations or the consolidated statements of cash flows.
In August 2018, the FASB issued ASU 2018-12, Financial Services-Insurance (Topic 944), Targeted Improvements to the Accounting for Long-Duration Contracts, effective for fiscal years beginning after December 15, 2022 including interim periods within those fiscal years. In June of 2020, the FASB deferred the effective date of ASU 2018-12 for one-year in response to implementation challenges resulting from COVID-19. This update requires insurance companies to annually review and update the assumptions used for measuring the liability under long-duration contracts. The amendments in this ASU may be early adopted as of the beginning of an annual reporting period for which financial statements have not yet been issued, including interim financial statements. We do not currently expect to early adopt this standard. Although we have long-duration contracts, this specific guidance is not expected to impact our title insurance operations; therefore, we do not expect this standard to have a material impact on our consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). ASU 2019-12 eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. It also clarifies and simplifies other aspects of the accounting for income taxes. The Company adopted this guidance on January 1, 2022. The adoption of this ASU is not expected to have a material impact to the Company’s consolidated financial statements given that the Company has a full valuation allowance and the scenarios for which the guidance offer simplification are not significant for the Company.